GENERAL (Schedule of cash flows for discontinued operations) (Details) - Discontinued Operations [Member] - Integrated Solutions Division [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by (used in) discontinued operating activities	$ 1,392	$ 963	$ (5,091)
Net cash provided by (used in) discontinued investing activities	$ 32,447	$ (461)	$ 2,405